LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES - CUMULATIVE CLAIMS PAID AND INCURRED CLAIMS (Details) $ in Millions	Dec. 31, 2017 USD ($) insurance_claim
Claims Development [Line Items]
Cumulative long-term disability paid claims	$ 0.1
Cumulative long-term disability incurred claims	2.1
IBNR	0.7
2017
Claims Development [Line Items]
Cumulative long-term disability paid claims	0.1
Cumulative long-term disability incurred claims	2.1
IBNR	$ 0.7
Claim Frequency | insurance_claim	56